Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
6.	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 at December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits per the financial statements	$3,585,204,772	$3,219,775,473
Amounts allocated to deemed distributions of notes receivable from Participants	(2,325,616)	(2,180,524)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(8,093,432)	(16,016,470)

Net assets available for benefits per the Form 5500	$3,574,785,724	$3,201,578,479

Deemed distributions of notes receivable from Participants, resulting from defaults of notes receivable from Participants, are no longer considered assets of the Plan with respect to Form 5500 filings.

The following is a reconciliation of net increase in net assets available for benefits per the financial statements to net income per the Form 5500 for the year ended December 31, 2025:

Net increase in net assets available for benefits per the financial statements	$365,429,299
Adjustment from contract value to fair value for fully benefit-responsive investment contracts as of the current year-end	(8,093,432)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts as of the prior year-end	16,016,470
Net decrease in defaulted notes receivable from Participants	24,155
Interest income of defaulted notes receivable from Participants	(169,247)

Total net income per the Form 5500	$373,207,245